INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2021	2020
Cost:

Technology	$28,795	$9,614
Customer relations	17,663	11,054
Non-Competition agreement	128	-
Customer data	12,043	12,043
Domain	552	552
Distribution agreement	291	291

	59,472	33,554

Less - accumulated amortization	19,225	14,273

Intangible assets, net	$40,247	$19,281

Schedule of estimated amortization expense
2022	$6,259
2023	5,963
2024	5,877
2025	4,829
Thereafter	17,319

$40,247

Schedule of amortization expense related to intangible assets included in consolidated statements of comprehensive loss
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$2,030	$316	$1,951
Selling and marketing	2,918	2,257	2,629
General and administrative	4	4	8

	$4,952	$2,577	$4,588